Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2014
Goodwill and Other Intangible Assets

13. Goodwill and Other Intangible Assets

Changes in goodwill by reportable segment for fiscal 2012, 2013 and 2014 are as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas	Total
Balance at March 31, 2011
Goodwill	¥547	¥282	¥19,047	¥3,674	¥4,452	¥69,395	¥97,397
Accumulated impairment losses	(430)	0	0	(2,177)	0	0	(2,607)

	117	282	19,047	1,497	4,452	69,395	94,790
Acquired	380	0	44	14	0	3,586	4,024
Impairment	0	0	0	0	0	0	0
Other (net)*	0	0	(28)	(1,238)	0	(1,737)	(3,003)

Balance at March 31, 2012
Goodwill	754	282	19,063	312	4,452	71,244	96,107
Accumulated impairment losses	(257)	0	0	(39)	0	0	(296)

	497	282	19,063	273	4,452	71,244	95,811
Acquired	0	0	199	11,439	10,972	1,504	24,114
Impairment	0	0	0	0	0	0	0
Other (net)*	0	0	67	0	0	6,337	6,404

Balance at March 31, 2013
Goodwill	754	282	19,329	11,751	15,424	79,085	126,625
Accumulated impairment losses	(257)	0	0	(39)	0	0	(296)

	497	282	19,329	11,712	15,424	79,085	126,329
Acquired	550	0	0	44,856	0	169,307	214,713
Impairment	0	0	0	0	0	0	0
Other (net)*	0	0	(29)	111	0	25,251	25,333

Balance at March 31, 2014
Goodwill	1,304	282	19,300	56,718	15,424	273,643	366,671
Accumulated impairment losses	(257)	0	0	(39)	0	0	(296)

	¥1,047	¥282	¥19,300	¥56,679	¥15,424	¥273,643	¥366,375

*	Other includes foreign currency translation adjustments and certain other reclassifications.

The Company and its subsidiaries recognized no impairment losses on goodwill during fiscal 2012, 2013 and 2014.

Other intangible assets at March 31, 2013 and 2014 consist of the following:

	Millions of yen
	2013	2014
Intangible assets not subject to amortization:
Trade names	¥25,883	¥47,360
Asset management contracts	0	167,147
Others	605	233

	26,488	214,740

Intangible assets subject to amortization:
Software	82,425	92,310
Customer relationships	24,300	61,918
Others	15,488	26,495

	122,213	180,723
Accumulated amortization	(58,384)	(72,238)

Net	63,829	108,485

	¥90,317	¥323,225

The aggregate amortization expenses for intangible assets are ¥7,066 million, ¥9,680 million and ¥17,112 million in fiscal 2012, 2013 and 2014, respectively.

The estimated amortization expenses for each of five succeeding fiscal years are ¥14,417 million in fiscal 2015, ¥13,641 million in fiscal 2016, ¥12,706 million in fiscal 2017, ¥10,243 million in fiscal 2018 and ¥8,787 million in fiscal 2019, respectively.

Intangible assets subject to amortization acquired during fiscal 2014 are ¥52,575 million. They mainly consist of ¥13,051 million of software and ¥36,488 million of customer relationships due to acquisitions. The weighted average amortization period for the software and the customer relationships due to acquisitions are six years and eight years, respectively.

As a result of the impairment test, the Company and its subsidiaries recognized no impairment losses on intangible assets during fiscal 2012, 2013 and 2014.